Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

Supplement dated March 31, 2006 to

Prospectus

dated May 1, 2005

On page 74 of the Prospectus, please delete the first paragraph under the heading “Legal Proceedings” and replace it with the following:

There are no pending legal proceedings that would have an adverse material effect on the Fund or the ability of MCM or GWFS Equities, Inc., the principal underwriter, to perform their contracts with the Fund. GWL&A is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Fund.

This supplement should be retained for future reference.

Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

Supplement dated March 31, 2006 to

Statement of Additional Information

dated May 1, 2005

On page 55 of the Statement of Additional Information, please delete the disclosure under the heading “Principal Underwriter,” and replace it with the following:

Effective March 31, 2006, Maxim Series Fund, Inc. entered into a principal underwriting agreement with GWFS Equities, Inc. (“GWFS Equities”), 8515 East Orchard Road, Greenwood Village, Colorado 80111. GWFS Equities replaced Greenwood Investments, LLC as principal underwriter for the Fund. GWFS Equities is an affiliate of MCM and is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of the National Association of Securities Dealers, Inc. (“NASD”). The principal underwriting agreement calls for GWFS Equities to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the Funds, which are continuously offered at net asset value. Prior to March 31, 2006, Greenwood Investments, LLC served as principal underwriter for the Fund.

Compensation received by principal underwriter during the Fund's last fiscal year:

Name of	Underwriting	Compensation
Principal	Discounts and	on Redemptions	Brokerage	Other
Underwriter	Commissions	and Repurchases	Commissions	Compensation

GWFS Equities	-0-	-0-	-0-	-0-

Greenwood

Investments, LLC	-0-	-0-	-0-	-0-

This supplement should be retained for future reference.